Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable International Equity Fund - Fidelity Sustainable International Equity Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 107
3 years	797
5 years	1,602
10 years	$ 3,707